Intangible Assets, Net (Details Textual) - USD ($)		12 Months Ended
	Nov. 09, 2016	Jun. 30, 2018	Jun. 30, 2017
Intangible Assets, Net (Textual)
Amortization expense		$ 53,827	$ 34,270
Judge China [Member]
Intangible Assets, Net (Textual)
Estimated useful life	10 years